RELATED PARTIES (Details Narrative) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Trade payables	$ (10,127)
Key management personnel of entity or parent [member]
IfrsStatementLineItems [Line Items]
Salary and related	(166)	$ (219)
Directors [member]
IfrsStatementLineItems [Line Items]
Consultant services	(83)
Total for all joint ventures [member]
IfrsStatementLineItems [Line Items]
Investment in subsidiary	105	115
Other receivables	15	15
Shareholders [member]
IfrsStatementLineItems [Line Items]
Other accounts payable		(3)
Trade payables		(58)
Derivatives		(476)
Total for all related parties [member]
IfrsStatementLineItems [Line Items]
Total	$ (129)	$ (626)